United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       08/11/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 89,984
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP  (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   -------- ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24182100     373    12,000SH     SOLE                              12,000
Weatherford Intl                Common Stock    H27013103     641    32,750SH     SOLE                              32,750
Abbott Laboratories             Common Stock    002824100     760    16,160SH     SOLE                              16,160
Altria Group Inc                Common Stock    02209S103     188    11,485SH     SOLE                              11,485
Amazon.com                      Common Stock    023135106   3,673    43,902SH     SOLE                              43,902
American Express                Common Stock    025816109     825    35,513SH     SOLE                              35,513
American Tower                  Common Stock    029912201  13,242   419,992SH     SOLE                             419,992
Anadarko Petroleum              Common Stock    032511107     231     5,100SH     SOLE                               5,100
Athenahealth Inc                Common Stock    04685W103     353     9,550SH     SOLE                               9,550
Auto Data Processing            Common Stock    053015103     464    13,100SH     SOLE                              13,100
Berkshire Hathaway Cl A         CL A            084670108     720         8SH     SOLE                                   8
Berkshire Hathaway Cl B         CL B            084670207     310       107SH     SOLE                                 107
Cigna                           Common Stock    125509109     289    12,015SH     SOLE                              12,015
Chevron Texaco                  Common Stock    166764100     283     4,268SH     SOLE                               4,268
Coca Cola Company               Common Stock    191216100     642    13,374SH     SOLE                              13,374
Destination Maternity Co        Common Stock    25065D100   1,544    92,549SH     SOLE                              92,549
Devon Energy New                Common Stock    25179M103     327     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100     244     3,000SH     SOLE                               3,000
eBay                            Common Stock    278642103   2,912   169,992SH     SOLE                             169,992
Electronic Arts                 Common Stock    285512109   2,848   131,146SH     SOLE                             131,146
Esco Technologies               Common Stock    296315104   2,014    44,960SH     SOLE                              44,960
Euronet Worldwide               Common Stock    298736109   6,651   343,000SH     SOLE                             343,000
Exxon Mobil                     Common Stock    30231G102   6,399    91,531SH     SOLE                              91,531
General Electric                Common Stock    369604103     718    61,288SH     SOLE                              61,288
Genworth Financial Inc          Common Stock    37247D106      84    12,000SH     SOLE                              12,000
Google Inc Class A              CL A            38259P508     455     1,080SH     SOLE                               1,080
I C U Medical                   Common Stock    44930G107   1,271    30,875SH     SOLE                              30,875
Intl Business Machines          Common Stock    459200101     216     2,072SH     SOLE                               2,072
Intl Game Technology            Common Stock    459902102   1,141    71,765SH     SOLE                              71,765
Johnson & Johnson               Common Stock    478160104   2,025    35,646SH     SOLE                              35,646
Legg Mason Inc                  Common Stock    524901105     993    40,710SH     SOLE                              40,710
Merck & Co Inc                  Common Stock    589331107     314    11,220SH     SOLE                              11,220
Microsoft                       Common Stock    594918104   1,363    57,359SH     SOLE                              57,359
Netflix Inc                     Common Stock    64110L106   7,233   174,955SH     SOLE                             174,955
Northern Trust Corporation      Common Stock    665859104     526     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105     321    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105     127    10,000SH     SOLE                              10,000
Penn Virginia Corp              Common Stock    707882106     892    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock    717081103     266    17,740SH     SOLE                              17,740
Philip Morris Intl Inc          Common Stock    718172109     501    11,485SH     SOLE                              11,485
Powershares WilderHill Clean E  WNDRHLL CLN EN  73935X500     166    16,500SH     SOLE                              16,500
T Rowe Price Group              Common Stock    74144T108   1,677    40,243SH     SOLE                              40,243
Qualcomm                        Common Stock    747525103  23,239   514,132SH     SOLE                             514,132
Schering Plough                 Common Stock    806605101     201     8,000SH     SOLE                               8,000
Wells Fargo & Co. New           Common Stock    949746101     322    13,270SH     SOLE                              13,270
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